UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: December 31 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 94.13%

Agricultural Chemicals - 2.56%
4,250	CF Industries Holdings, Inc.	$ 173,443
5,600	Potash Corp. of Saskatchewan, Inc. (Canada)	95,872
		269,315
Air Transportation, Scheduled - 1.65%
4,100	American Airlines Group, Inc.	173,635

Bottled & Canned Soft Drinks - 0.85%
600	Monster Beverage Corp. *	89,376

Communication Services, NEC - 0.83%
9,700	RR Media, Ltd. (Israel)	87,688

Concrete, Gypsum & Plaster Products - 0.11%
400	Monarch Cement Co.	12,000

Cookies & Crackers - 0.89%
800	J&J Snack Food Corp.	93,336

Crude Petroleum & Natural Gas - 1.78%
31,600	Chesapeake Energy Corp.	142,200
3,600	Marathon Oil Corp.	45,324
		187,524
Drilling Oil & Gas Wells - 0.52%
5,000	Noble Corp., Plc. (United Kingdom)	52,750
19,000	Paragon Offshore Plc.	1,786
		54,536
Electronic Connectors - 1.24%
4,100	Methode Electronics, Inc.	130,503

Engines & Turbines - 1.42%
1,700	Cummins, Inc.	149,617

Fats & Oils - 2.09%
9,900	Omega Protein Corp. *	219,780

Finance Lessors - 0.90%
2,400	CIT Group, Inc.	95,280

Finance Services - 0.20%
300	American Express Co.	20,865

Fire, Marine & Casualty Insurance - 6.00%
1,800	ACE, Ltd. (Switzerland) *	210,330
285	Fairfax Financial Holdings, Ltd. (Canada)	134,235
3,700	Safety Insurance Group, Inc.	208,606
700	Travelers Co., Inc.	79,002
		632,173
Hotels & Motels - 0.49%
7,300	Red Lion Hotels Corp. *	51,173

Household Audio & Video Equipment - 1.42%
31,700	Skullcandy, Inc. *	149,941

Industrial Inorganic Chemicals - 0.15%
4,000	Tronox, Ltd.	15,640

Industrial Instruments For Measurement - 0.38%
1,200	Cognex Corp.	40,524

Investment Advise - 1.10%
1,800	Franklin Resources, Inc.	66,276
5,900	Manning & Napier, Inc. Class-A	50,091
		116,367
Leather & Leather Products - 1.57%
10,500	Vera Bradley, Inc. *	165,480

Life Insurance - 0.91%
2,600	Voya Financial, Inc.	95,966

Meat Packing Plants - 2.09%
3,500	Leucadia National Corp.	60,865
55	Seaboard Corp. *	159,211
		220,076
Mining Machinery & Equipment - 0.62%
5,200	Joy Global, Inc.	65,572

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.48%
3,000	Eaton Corp., Plc.	156,120

Miscellaneous Transportation Equipment - 1.23%
7,900	Arctic Cat, Inc.	129,402

Motor Vehicle Parts & Accessories - 3.02%
800	Delphi Automotive PLC (United Kingdom)	68,584
4,800	Fuel Systems Solutions, Inc. *	23,472
4,000	Strattec Security Corp.	225,960
		318,016
Motor Vehicles & Passenger Car Bodies - 2.78%
2,380	Toyota Motor Corp. ADR	292,835

National Commercial Banks - 3.93%
2,000	Citigroup, Inc.	103,500
3,800	JPMorgan Chase & Co.	250,914
1,100	Wells Fargo & Co.	59,796
		414,210
Oil & Gas Field Machinery & Equipment - 1.42%
10,100	Forum Energy Technologies, Inc. *	125,846
700	National Oilwell Varco, Inc.	23,443
		149,289
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.37%
8,300	Invacare Corp.	144,337

Patent Pwners & Lessors - 1.01%
9,700	RPX Corp. *	106,700

Petroleum Refining - 3.37%
2,800	Marathon Petroleum Corp.	145,152
2,050	Phillips 66	167,690
600	Valero Energy Corp.	42,426
		355,268
Plastic Products - 0.12%
1,000	Core Molding Technologies, Inc. *	12,830

Poultry Slaughtering & Processing - 1.18%
1,600	Sanderson Farms, Inc.	124,032

Primary Production of Aluminum - 0.95%
1,200	Kaiser Aluminum Corp.	100,392

Printed Circuit Boards - 0.75%
3,800	Benchmark Electronics, Inc. *	78,546

Private Equity Firm - 0.30%
4,300	MVC Capital, Inc.	31,691

Retail-Auto Dealers & Gasoline Stations - 2.70%
1,866	CST Brands, Inc.	73,035
24,900	West Marine, Inc. *	211,401
		284,436
Retail-Drug Stores & Products - 2.11%
28,400	Rite Aid Corp. *	222,656

Retail-Eating Places - 3.02%
3,300	Nathans Famous, Inc.	170,148
26,900	Ruby Tuesday, Inc. *	148,219
		318,367
Retail-Family Clothing Stores - 3.54%
6,400	Abercrombie & Fitch Co. Class-A	172,800
12,900	American Eagle Outfitters, Inc.	199,950
		372,750
Retail-Grocery Stores - 3.18%
12,700	Village Super Market, Inc. Class-A	334,645

Retail-Home Funiture, Furnishings & Equipment Stores - 1.10%
2,400	Bed Bath & Beyond, Inc. *	115,800

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.58%
7,300	Garmin Ltd. (Switzerland)	271,341

Security Brokers, Dealers & Flotation Companies - 3.40%
2,200	Associated Capital Group, Inc. *	67,100
2,200	Gamco Investors, Inc. Class-A	68,288
8,700	JMP Group, Inc.	47,502
5,500	Morgan Stanley	174,955
		357,845
Services-Amusement & Recreation Services - 0.58%
63,200	Dover Downs Gaming & Entertainment, Inc. *	61,304

Services-Equipment Rental & Leasing - 4.92%
12,000	AerCap Holdings N.V. (Netherlands) *	517,920

Services-Medical Laboratories - 0.81%
1,200	Quest Diagnostics, Inc.	85,368

Services-Prepackaged Software - 0.26%
500	Microsoft Corp.	27,740

Sporting & Athletic Goods, NEC - 0.87%
9,700	Callaway Golf Co.	91,374

State Commercial Banks - 5.81%
4,100	Bank of NY Mellon Corp.	169,002
8,800	Citizens Financial Group, Inc.	230,472
8,000	Glacier Bancorp, Inc.	212,240
		611,714
Sugar & Confectionery Products - 3.18%
6,200	John B Sanfilipo & Sons, Inc.	334,986

Switchgear & Switchboard Apparatus - 0.69%
4,100	ABB, Ltd. ADR *	72,693

Water Transportation - 0.66%
9,950	Tidewater, Inc.	69,252

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.90%
3,800	Aegion Corp. *	94,619

Wholesale-Computer Peripheral Equipment & Software - 1.16%
3,800	ScanSource, Inc. *	122,436

TOTAL FOR COMMON STOCKS (Cost $8,171,091) - 94.13%		$ 9,917,281

CLOSED-END FUNDS - 0.25%
2,100	BlackRock Energy & Resources Trust	26,313

TOTAL CLOSED-END FUND (Cost $26,070) - 0.25%		$ 26,313

EXCHANGE TRADED FUNDS - 1.59%
3,800	ProShares UltraShort 20+ Year Treasury ETF *	167,466

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $237,547) - 1.59%		$ 167,466

PREFERRED STOCK - 0.65%
3,900	Chesapeake Energy Corp., 5.00%	68,250

TOTAL PREFERRED STOCK (Cost $177,823) - 0.65%		$ 68,250

REAL ESTATE INVESTMENT TRUST - 2.26%
9,200	Chatham Lodging Trust	188,416
4,800	Franklin Street Properties Corp.	49,680

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $169,937) - 2.26%		$ 238,096

SHORT TERM INVESTMENTS - 0.94%
98,852	Fidelity Institutional Money Market Portfolio 0.29% ** (Cost $98,852)	98,852

TOTAL INVESTMENTS (Cost $8,881,320) *** - 99.82%		$ 10,516,258

OTHER ASSETS LESS LIABILITIES 0.18%		19,441

NET ASSETS - 100.00%		$ 10,535,699

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at December 31, 2015.

*** At December 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,881,320 amounted to $1,634,937, which consisted of aggregate gross unrealized appreciation of $3,008,682 and aggregate gross unrealized depreciation of $1,373,745.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS

At December 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,881,320 amounted to $1,634,937, which consisted of aggregate gross unrealized appreciation of $3,008,682 and aggregate gross unrealized depreciation of $1,373,745.

2. SECURITY VALUATIONS

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,917,281	$0	$0	$9,917,281
Closed-End Fund	$26,313	$0	$0	$26,313
Real Estate Investment Trust	$238,096			$238,096
Exchange Traded Funds	$167,466	$0	$0	$167,466
Preferred Stocks	$68,250			$68,250
Cash Equivalents	$98,852	$0	$0	$98,852
Total	$10,516,258	$0	$0	$10,516,258

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date May 4, 2016